Unaudited Interim Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Share capital [member]	Share premium [member]	Re-measurement [member]	Cash flow hedges [member]	Foreign currency translation reserve [member]	Other reserves [member]	Retained losses [member]	Total Equity holders of Constellium [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	€ (570)	€ 2	€ 162	€ (151)	€ (18)	€ 12	€ 17	€ (603)	€ (579)	€ 9
Net income / (loss)	28							29	29	(1)
Other comprehensive income / (loss)	22			15	20	(13)			22
Total comprehensive income / (loss)	50			15	20	(13)		29	51	(1)
Share-based compensation	3						3		3
Transactions with non-controlling interests	0	0	0	0	0	0	0	0	0	0
Ending balance at Jun. 30, 2017	(517)	2	162	(136)	2	(1)	20	(574)	(525)	8
Beginning balance at Dec. 31, 2016	(570)	2	162	(151)	(18)	12	17	(603)	(579)	9
Net income / (loss)	(31)							(31)	(31)
Other comprehensive income / (loss)	15			4	31	(19)			16	(1)
Total comprehensive income / (loss)	(16)			4	31	(19)		(31)	(15)	(1)
Share issuance	259	1	258						259
Share-based compensation	8						8		8
Transactions with non-controlling interests	0	0	0	0	0	0	0	0	0	0
Ending balance (Restated [member]) at Dec. 31, 2017	(321)	3	420	(147)	13	(7)	25	(636)	(329)	8
Ending balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies ending balance at Dec. 31,2017 | Change in accounting policies [member]	(2)							(2)	(2)
Net income / (loss)	31							31	31
Other comprehensive income / (loss)	12			20	(9)	1			12
Total comprehensive income / (loss)	43			20	(9)	1		31	43
Share-based compensation	6						6		6
Transactions with non-controlling interests	0	0	0	0	0	0	0	0	0	0
Ending balance at Jun. 30, 2018	€ (272)	€ 3	€ 420	€ (127)	€ 4	€ (6)	€ 31	€ (605)	€ (280)	€ 8